Income Taxes - Schedule of Reconciliation between Income Tax Expense to Income before Income Taxes and Actual Provision for Income Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019
Income Taxes And Tax Related [Line Items]
Net income before provision for income tax	¥ 2,031,217	$ 294,498	¥ (2,095,064)	¥ 2,898,534
PRC statutory tax rate					10.00%
Income tax expense (benefit) at statutory tax rate	507,804		(523,766)	724,634
Permanent differences and Research and development super-deduction	(34,966)		(55,871)	(11,861)
Change in valuation allowance	64,389		118,570	95,240
Effect of income tax rate difference in other jurisdictions	35,564		1,201,729	123,778
Effect of tax holidays and preferential tax rates	(147,894)		(195,209)	(282,775)
Effect of the preferential tax rate adjustment of prior year's EIT	(26,873)		(60,325)	(113,396)
Effect of PRC withholding tax	164,257		337,428	220,000
Provision for income tax	¥ 562,281	$ 81,523	¥ 822,556	¥ 755,620
PRC [Member]
Income Taxes And Tax Related [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%